Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings per Common Share

The factors used in the earnings per share computation follow.

	2017	2016	2015
Basic
Net income	$15,872	$17,217	$12,745
Preferred stock dividends	1,244	1,501	1,577
Net income available to common shareholders—basic	$14,628	$15,716	$11,168
Weighted average common shares outstanding—basic	9,906,856	8,010,399	7,822,369
Basic earnings per share	$1.48	$1.96	$1.43
Diluted
Net income available to common shareholders—basic	$14,628	$15,716	$11,168
Preferred stock dividends on convertible preferred stock	1,244	1,501	1,577
Net income available to common shareholders—diluted	$15,872	$17,217	$12,745
Weighted average common shares outstanding for earnings per common share basic	9,906,856	8,010,399	7,822,369
Add: dilutive effects of convertible preferred shares	2,445,760	2,940,562	3,095,966
Average shares and dilutive potential common shares outstanding—diluted	12,352,616	10,950,961	10,918,335
Diluted earnings per share	$1.28	$1.57	$1.17